OTHER NON-CURRENT ASSETS	12 Months Ended
Jan. 01, 2022
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 5 – OTHER NON-CURRENT ASSETS

The following provides a breakdown of other non-current assets:

	January 1, 2022	January 2, 2021
Collateral associated with workers’ compensation insurance	$3,072	$3,134
Other non-current assets	434	34
Total	$3,506	$3,168